Document and Entity Information	Aug. 12, 2019
Document and Entity Information [Abstract]
Entity Central Index Key	0000913241
Amendment Flag	false
Document Type	8-K/A
Document Period End Date	Aug. 12, 2019
Entity Registrant Name	STEVEN MADDEN, LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23702
Entity Tax Identification Number	13-3588231
Entity Address, Address Line One	52-16 Barnett Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11104
City Area Code	718
Local Phone Number	446-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SHOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false